Federal, State and Local Taxes - Changes in Liability for Unrecognized Gross Tax Benefits (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Income Tax Disclosure [Abstract]
Uncertain tax positions at beginning of year	$ 35,749	$ 33,357	$ 33,681
Additions for tax positions relating to current-year operations	830	925
Additions for tax positions relating to prior tax years	1,547	2,036	1,660
Subtractions for tax positions relating to prior tax years	(306)	(569)	(1,984)
Uncertain tax positions at end of year	$ 37,820	$ 35,749	$ 33,357